SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basis of presentation
Net loss	$ 24,056,359	$ 246,527,916	$ 12,618,254
Current liabilities, net of current assets	17,344,344
Cash and cash equivalents	38,949,359	29,012,381	80,309,629	67,211,336
Short-term bank loans	26,340,338	8,998,429
Overdue consideration payable	$ 75,800,047	$ 64,000,000